Summary of Significant Accounting Policies - Schedule Of Expected Credit Losses For Quality Assurance Commitment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance	¥ 2,390,501
Ending balance	3,188,561	$ 500,355	¥ 2,390,501
Expected Credit Losses For Quality Assurance [Member]
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance	2,390,501		3,593,021
Provision for credit losses of quality assurance obligations	1,904,473		2,057,558
Payouts during the year	(7,227,869)		(8,297,516)
Recoveries during the year	6,121,456		5,199,893
Termination of P2P quality assurance obligations			(162,455)
Ending balance	¥ 3,188,561		¥ 2,390,501